Cover Page	Jun. 29, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 29, 2020
Entity Registrant Name	II-VI Incorporated
Entity Incorporation, State or Country Code	PA
Entity File Number	0-16195
Entity Tax Identification Number	25-1214948
Entity Address, Address Line One	375 Saxonburg Boulevard
Entity Address, City or Town	Saxonburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16056
City Area Code	724
Local Phone Number	352-4455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	IIVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000820318
Amendment Flag	true
Amendment Description	II-VI Incorporated (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend its Current Report on Form 8-K which was originally filed with the Securities and Exchange Commission on June 29, 2020 (the “Original Form 8-K”). Under Item 9.01 of the Original Form 8-K, the Company stated in Exhibit 99.2 that the interactive data file would be required within six business days. The Company did so in reliance on the temporary hardship exemption provided by Rule 201(c) of Regulation S-T in light of the technical issues experienced by the EDGAR filing system on June 29, 2020, when the Company was attempting to file the Original Form 8-K in connection with its commencement of a registered public offering of securities. This Amendment No. 1 includes the interactive data file as required by Regulation S-T. This Amendment No. 1 does not modify or update Form 8-K information filed on June 29, 2020 in any way, nor does it reflect any subsequent information or events, other than to address the temporary hardship exemption provided by Rule 201 of Regulation S-T.
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY